Operating Segments	12 Months Ended
Mar. 31, 2022
Disclosure Of Operating Segments [Abstract]
Operating Segments
6)	OPERATING SEGMENTS

The Group has three reportable segments, as described below, which are the Group’s Lines of Business (LoBs). The LoBs offer different products and services, and are managed separately because the nature of products and services, and methods used to distribute the services are different. For each of these LoBs, the Group’s executive officers comprising of Group Executive Chairman (till March 31, 2022), Group Chief Executive Officer and Group Chief Financial Officer review internal management reports and are construed to be the Chief Operating Decision Maker (CODM). LoBs assets, liabilities and expenses (other than service cost) are reviewed on an entity-wide basis by the CODM, and hence are not allocated to these LoBs. Segment revenue from each LoB is reported and reviewed by the CODM on a monthly basis.

The following summary describes the operations in each of the Group’s reportable segments:

1. Air ticketing: Primarily through internet based platforms, provides the facility to book domestic and international air tickets.

2. Hotels and packages: Through internet based platforms, call-centers and franchise stores, provides holiday packages and hotel reservations. The revenue related to airline tickets issued as a component of Company developed tours and packages has been assigned to the hotels and packages segment and is recorded on a gross basis.

3. Bus ticketing: Primarily through internet based platforms, provides the facility to book domestic and international bus tickets.

Other operations of the Group primarily include income from facilitating access to its internet based platforms to travel insurance companies and other agents, advertisement income from hosting advertisements on its internet websites, fees for technical services from vendors, brand alliance fees, income from sale of rail tickets, and car bookings. These aforesaid operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Information about reportable segments:

	For the year ended March 31
	Reportable segments
	Air ticketing			Hotels and packages			Bus ticketing			All other segments**			Total
Particulars	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
Consolidated revenue	174,361	57,013	88,712	235,814	67,976	157,267	65,009	24,895	39,896	36,345	13,556	18,047	511,529	163,440	303,922
Add: Customer inducement costs recorded as a reduction of revenue*	75,779	23,513	67,090	265,706	18,652	41,545	17,688	667	1,814	1,985	76	798	361,158	42,908	111,247
Less: Service cost**	420	293	311	141,404	19,146	54,760	7,060	2,712	3,397	383	66	282	149,267	22,217	58,750
Adjusted Margin	249,720	80,233	155,491	360,116	67,482	144,052	75,637	22,850	38,313	37,947	13,566	18,563	723,420	184,131	356,419
Other income													1,063	3,672	3,490
Personnel expenses													(129,836)	(105,661)	(116,924)
Marketing and sales promotion expenses													(166,603)	(22,741)	(51,033)
Customer inducement costs recorded as a reduction of revenue*													(361,158)	(42,908)	(111,247)
Certain loyalty program costs related to "All other segments"**													(5,053)	(91)	—
Other operating expenses													(185,401)	(51,075)	(81,575)
Depreciation, amortization and impairment													(33,682)	(33,010)	(29,496)
Impairment of goodwill													(272,160)	—	—
Finance income													3,362	12,100	9,984
Finance costs													(21,433)	(4,798)	(26,326)
Share of profit (loss) of equity-accounted investees													(65)	(168)	34
Loss before tax													(447,546)	(60,549)	(46,674)

Notes:*     For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.

**Certain loyalty program costs excluded from service cost amounting to Nil (March 31, 2021: USD 91 and March 31, 2020: USD 5,053) for “All other segments”.

Assets and liabilities are used interchangeably between segments and these have not been allocated to the reportable segments.

Geographical Information:

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers. Segment assets are based on the geographical location of the assets.

	Revenue			Non-Current Assets*
	For the year ended March 31			As at March 31
Particulars	2020	2021	2022	2021	2022
India	490,861	161,313	298,245	764,291	711,292
United States	536	32	69	437	378
South East Asia	10,324	1,375	2,221	4,902	4,505
Europe	3,998	—	18	—	—
Others	5,810	720	3,369	234	3,896
Total	511,529	163,440	303,922	769,864	720,071

* Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets, and other non-current assets (excluding financial assets).

Major Customers:

Considering the nature of business, customers normally include individuals. Further, none of the corporate and other customers account for more than 10% or more of the Group’s revenues.